SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Finite-lived Intangible assets (Details)	Dec. 31, 2023	Dec. 31, 2022
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	22 years 8 months 12 days	17 years 3 months 18 days
Trade names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	25 years
Trade names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	2 years
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	22 years
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	2 years
Internally Developed Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	9 years
Internally Developed Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	2 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	4 years	4 years 3 months 18 days
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	8 years
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	2 years